INTANGIBLE ASSETS, NET	6 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Software	$235,769	$232,764
Land use right	2,382,703	2,352,331
Less: accumulated amortization	(408,250)	(361,810)
Intangible assets, net	$2,210,222	$2,223,285

Amortization expense was $41,396 and $39,319 for the six months ended December 31, 2021 and 2020, respectively. In connection with the $7.8 million long-term loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its land use right with net book value of $2.1 million as the collateral to secure the loans (See Note 9)

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2022	$83,537
2023	78,390
2024	67,211
2025	64,489
Thereafter	1,916,595
Total	$2,210,222

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)